Operating Segment Information	12 Months Ended
Dec. 31, 2025
Operating Segment Information [Abstract]
OPERATING SEGMENT INFORMATION
4.	OPERATING SEGMENT INFORMATION

For management purposes, the Group has only one reportable operating segment, which is discovering, developing and commercializing therapies to address global medical needs primarily in hematological malignancies Management monitors the operating results of the Group’s operating segment as a whole for the purpose of making decisions about resource allocation and performance assessment. Therefore, no analysis by operating segment is presented.

Geographical information

(a)	Revenue from external customers

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Chinese mainland	221,984	302,235	574,120	82,098
Switzerland	-	678,415	-	-

Total revenue	221,984	980,650	574,120	82,098

The revenue information above is based on the locations of the customers.

(b)	Non-current assets

	As at December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Chinese mainland	1,088,733	1,090,914	978,233	139,885
United States	2,665	4,474	4,489	642
Others	24	444	35	5

Total non-current assets	1,091,422	1,095,832	982,757	140,532

The non-current assets information above is based on the locations of the assets and excludes financial instruments and deferred tax assets.

Information about major customers

Revenue from customers amounting to over 10% of the total revenue of the Group in the reporting period is as follows:

	For the years ended December 31,
	2023		2024		2025		2025
	RMB		RMB		RMB		US$

Customer A	107,323		229,895		436,644		62,439
Customer B	N/A	*	678,415		N/A	*	N/A	*
Customer C	35,021		N/A	*	N/A	*	N/A	*
Customer D	30,623		N/A	*	N/A	*	N/A	*

	172,967		908,310		436,644		62,439

*	These customers generated less than 10% of the total revenue of the Group during the years ended December 31, 2023, 2024 and 2025.